Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based compensation
Share-based compensation

14. Share based compensation

Employee Share Holding Platform

In June 2016, the Company established an employee share holding platform (the "Share Holding Platform"). The purpose of the Share Holding Platform is to allow employees of the Company in PRC to receive equity share incentives. ZTO ES Holding Limited ("ZTO ES"), a British Virgin Islands company was established as a holding vehicle for the Company’s Share Holding Platform. Four limited liability partnerships ("LLPs") were established in PRC as the shareholders of ZTO ES, each holding 25% equity interest in ZTO ES. At the time of establishment of these LLPs, Mr. Lai Meisong, chairman and chief executive officer of the Company, and his wife, Ms. Lai Yufeng agreed to serve as the general partner and sole limited partner of the four LLPs. ZTO ES and the LLPs have no activities other than administering the plan and does not have employees. On behalf of the Company and subject to approval of board of director of the Company, Mr. Lai Meisong as the general partner of the LLPs, has the authority to select the eligible participants to whom awards will be granted; and determine the number of shares covered; establish the terms, conditions and provision of such awards.

On June 28, 2016, the Company issued 16 million ordinary shares to ZTO ES. All shareholder rights associated with these 16 million ordinary shares including but not limited to voting right and dividend right were waived until such time when the economic interests in the ordinary shares are granted to the employees, through transfer of interests in the LLPs. Pursuant to the terms of the partnership agreement, a recipient of limited partnership interests is entitled to indirectly all of the economic rights associated with the underlying ordinary shares of the Company and accordingly, at the direction of the employee, the LLPs will sell the Company's ordinary shares held in connection with the limited partnership interest owned by the employee, and remit the proceeds to the employee. The other shareholder's rights associated with the Company's ordinary shares held by the partnership may be exercised by the general partner of these LLPs. The Company referred to these limited partner's partnership interests as ordinary share units and five ordinary share units correspond to the indirect economic interest in one ordinary share of the Company.

14. Share based compensation (Continued)

Pursuant to a board of director resolution, on March 28, 2017, 3,945,750 ordinary share units corresponding to 789,150 Company's ordinary shares were granted to certain employees at the consideration of nil. These awards are subject to vesting ratably over a period of three years. The Company recorded the share based compensation of RMB23,303 based on the market price of ordinary shares at USD12.88 on the grant date for each of the three years ended December 31, 2019. As of December 31, 2019, total unrecognized compensation expense related to unvested ordinary share units was immaterial to the consolidated financial statements.

On March 7, 2018, 4,534,745 ordinary share units corresponding to 906,949 Company’s ordinary shares were granted to certain officers and employees at the consideration of nil. These share awards vested immediately upon grant. The Company recorded the share based compensation of RMB97,424 based on the market price at USD16.99 of ordinary shares on the grant date for the year ended December 31, 2018.

On March 11, 2019, 4,722,885 ordinary share units corresponding to 944,577 Company's ordinary shares were granted to certain officers and employees at the consideration of nil. These share awards vested immediately upon grant. The Company recorded the share based compensation of RMB127,805 based on the market price at USD20.13 of ordinary shares on the grant date for the year ended December 31, 2019.

A summary of changes in the ordinary share awards relating to the Share Holding Platform granted by the Company during the year ended December 31, 2019 is as follows:

	Number of
	ordinary shares	Weighted average
	under	grant-date
	Incentive Platform	fair value

Non-Vested at January 1, 2019	536,518	88.59
Granted	944,577	135.30
Less: vested	1,197,209	125.45
Non-Vested at December 31, 2019	283,886	88.59

The fair value of ordinary share units was determined based on the market price of ordinary shares on the grant date.

2016 Share Incentive Plan

On June 20, 2016, the Board also approved a 2016 share incentive plan (the "2016 Share Incentive Plan") in order to provide appropriate incentives to directors, executive officers and other employees of the Company, pursuant to which the maximum number of shares of the Company available for issuance pursuant to all awards under the 2016 Share Incentive Plan shall be 3,000,000 ordinary shares. On the same date, the Company granted options to purchase 300,000 ordinary shares to certain executive of the Company at an exercise price of US$9.97 per share under the 2016 Share Incentive Plan. The options expire in 10 years from the date of grant and vest ratably at each grant date anniversary over a requisite service period of five years.

In September 2016, the Board approved 2016 Share Incentive Plan (as amended and restated), the maximum aggregate number of shares which may be issued pursuant to all awards under the 2016 Plan is initially 3,000,000, plus an annual increase, by an amount equal to the least of (i) 0.5% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year; (ii) 3,000,000 shares or (iii) such number of shares as may be determined by the board of directors.

14. Share based compensation (Continued)

The Company uses a binominal pricing model to estimate the fair value of the above options granted under the 2016 Share Incentive Plan. The fair value per option was estimated at the date of grant using the following assumptions:

	June 20, 2016
Risk-free interest rate	2.54%
Contract life	10
Expected volatility	31.25%
Expected dividend yield	3.14%
Exercise multiple	2.8	x
Fair value of underlying ordinary shares on the date of option grants (RMB)	67.37

The Company estimated the risk free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD and adjusted for country risk premium of PRC at the option valuation date. The expected volatility at the grant date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to contract life. The Company estimated dividend yield based on the average dividend yield of comparable peer companies.

In April 2018, the Company granted 125,000 options with exercise price of nil to certain executive. The options vested immediately and was fully exercised as of December 31, 2018. The Company had recorded share based compensation expense in selling, general and administrative expenses based on grant date fair value of options, totaled at RMB13,148, in the consolidated statement of comprehensive income for the year ended December 31, 2018.

In May 2018, the Company cancelled 300,000 share options granted in June 2016. Total unrecognized share based compensation expense of RMB3,261 was recorded as share based compensation expense and included in selling, general and administrative expenses in the consolidated statement of comprehensive income for the year ended December 31, 2018.

14. Share based compensation (Continued)

Restricted share units

On March 28, 2017, the Company granted 679,645 restricted share units (“RSU”) at par value to certain director, executive offices and employees pursuant to the 2016 Share Incentive Plan. These grants are subject to vesting ratably over a period of three years from the grant date. The Company recorded the share based compensation of RMB16,419, RMB21,192 and RMB19,899 based on the market price of ordinary shares at USD12.88 on the grant date for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2019, total unrecognized compensation expense related to unvested restricted share units was immaterial to the consolidated financial statements.

On March 7, 2018, the Company granted 852,390 restricted share units (“RSU”) at par value to certain director, executive offices and employees pursuit to the 2016 Share Incentive Plan. These grants are vested immediately upon grant. The Company recorded the share based compensation of RMB91,150 based on the market price of ordinary shares at USD16.99 on the grant date for the year ended December 31, 2018.

On March 11, 2019, the Company granted 1,076,532 RSUs at par value to certain director, executive offices and employees pursuant to the 2016 Share Incentive Plan. These grants are vested immediately upon grant. The Company recorded the share based compensation of RMB145,659 based on the market price of ordinary shares at USD20.13 on the grant date for the year ended December 31, 2019.